BORROWINGS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Borrowings and Notes Payable
Composition as of December 31, 2018:

Annual interest rate
Notes payable series D	'Makam'(*) plus 1.2%
Notes payable series F (**)	2.16% fixed
Borrowing P (received in 2017)	2.38% fixed
Borrowing Q (received in 2017)	2.5% fixed

 (*)   'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis.
 The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2018 to December 30, 2018 was 1.423%.

(**)   See also note 15 (2) and 15 (4).

Schedule of Changes in Debentures, Including Cash Flows From Financing Activities
The following table details the changes in debentures, including cash flows from financing activities:

		Movement in 2018
	As at December 31, 2017	Cash flows used in financing activities, net	Non cash movements	As at December 31, 2018
			CPI adjustments and other finance costs
	New Israeli Shekels in millions
Non-current borrowings, including current maturities	625	(382)		243
Notes payable, including current maturities	1,298	(174)	(1)	1,123
Interest payable	21	(69)	48	*
	1,944	(625)	47	1,366

* Representing an amount of less than NIS 1 million